Accrued Expenses and Other Current Liabilities - Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Rebates, credits and discounts due to customers	$ 14.3	$ 14.7
Taxes payable	10.6	6.2
Insurance	8.1	7.3
Salaries and wages	4.3	2.5
Vacation pay	4.0	4.0
Bonuses	2.7	5.5
Employee benefit plans	1.9	3.1
Other	6.4	7.6
Accrued expenses and other current liabilities, total	$ 52.3	$ 50.9